UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      194,314
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           6553   133595 SH       SOLE                129290      0  4305
Agnico-Eagle Mines Ltd         COM            aem            220     3315 SH       SOLE                  3250      0    65
Berkshire Hathaway-A           COM            084670108     2005       16 SH       SOLE                    16      0     0
Berkshire Hathaway-B           COM            084670702    19815   236934 SH       SOLE                228199      0  8735
Bristol-Myers Squibb Co        COM            bmy           4407   166730 SH       SOLE                160850      0  5880
CVS Caremark Corp.             COM                          3240    94401 SH       SOLE                 91216      0  3185
Central Fund Of Canada         COM            cef          16066   718181 SH       SOLE                690951      0 27230
Chevron Corporation            COM            cvx           3188    29657 SH       SOLE                 28047      0  1610
Conocophillips                 COM            cop           4095    51281 SH       SOLE                 49581      0  1700
Golden Star Resources Ltd      COM                            48    16200 SH       SOLE                 16200      0     0
Johnson & Johnson              COM            jnj           8630   145653 SH       SOLE                140928      0  4725
Leucadia National Corp         COM            luk          10307   274553 SH       SOLE                264438      0 10115
Lilly Eli & Company            COM            lly           4962   141099 SH       SOLE                136414      0  4685
Markel Corp Holding Company    COM            mkl           3343     8067 SH       SOLE                  7729      0   338
Market Vectors Gold Miners Etf COM            gdx          27862   463592 SH       SOLE                448552      0 15040
Medtronic Inc                  COM            mdt           7483   190165 SH       SOLE                183710      0  6455
Microsoft Corp                 COM            msft          7631   300541 SH       SOLE                290616      0  9925
Newmont Mining Corp            COM            nem          25215   461990 SH       SOLE                446755      0 15235
Pan American Silver Corp       COM            paas         12292   331043 SH       SOLE                319568      0 11475
Pfizer Incorporated            COM            pfe          13140   646950 SH       SOLE                625245      0 21705
Plum Creek Timber Reit         COM            pcl           1043    23908 SH       SOLE                 22058      0  1850
Stryker Corp                   COM            syk           6138   100950 SH       SOLE                 97290      0  3660
Wal-Mart Stores Inc            COM            wmt           6413   123215 SH       SOLE                120295      0  2920
Washington Reit                COM            wre            218     7000 SH       SOLE                  7000      0     0


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